Significant Accounting Policies (Change in Fiscal Year) (Details) (USD $)	3 Months Ended								9 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Interest Income	$ 7,263,000	$ 7,389,000		$ 7,193,000	$ 7,357,000	$ 7,706,000	$ 7,680,000	$ 7,704,000	$ 22,288,689	$ 22,743,098	$ 24,791,224	$ 29,482,164	$ 30,447,367	$ 33,742,799
Interest Expense	1,370,000	1,385,000		1,550,000	1,664,000	1,796,000	1,959,000	2,114,000	4,262,965	5,419,314	7,459,816	5,813,056	7,532,936	10,273,737
Net Interest Income	5,893,000	6,004,000	6,130,000	5,643,000	5,693,000	5,910,000	5,721,000	5,590,000	18,025,724	17,323,784	17,331,408	23,669,108	22,914,431	23,469,062
Provision For Loan Losses	250,000	0		100,000	0	600,000	900,000	1,145,000	350,000	1,500,000	1,975,000	450,000	2,645,381	3,925,000
Net Interest Income After Provision For Loan Losses	5,643,000	6,004,000	6,030,000	5,543,000	5,693,000	5,310,000	4,821,000	4,445,000	17,675,724	15,823,784	15,356,408	23,219,108	20,269,050	19,544,062
Non-Interest Income	1,808,000	1,486,000		1,536,000	1,470,000	1,738,000	1,743,000	1,945,000	4,626,384	4,950,822	4,364,854	6,162,783	6,895,804	5,979,341
General And Administrative Expenses	5,602,000	5,023,000		5,326,000	5,464,000	5,665,000	5,392,000	5,513,000	15,941,304	16,520,424	17,062,554	21,267,983	22,033,308	22,187,423
Income Before Income Taxes	1,849,000	2,467,000	2,045,000	1,753,000	1,699,000	1,383,000	1,172,000	877,000	6,360,804	4,254,182	2,658,708	8,113,908	5,131,546	3,335,980
Provision For Income Taxes	528,000	756,000		451,000	480,000	361,000	293,000	206,000	1,852,584	1,134,389	703,759	2,303,168	1,340,384	951,084
Net Income	1,321,000	1,711,000	1,477,000	1,302,000	1,219,000	1,022,000	879,000	671,000	4,508,220	3,119,793	1,954,949	5,810,740	3,791,162	2,384,896
Preferred Stock Dividends	110,000	110,000	110,000	110,000	110,000	110,000	110,000	110,000	330,000	330,000	330,000	440,000	440,000	440,000
Net Income Available To Common Shareholders	$ 1,211,000	$ 1,601,000	$ 1,367,000	$ 1,192,000	$ 1,109,000	$ 912,000	$ 769,000	$ 561,000	$ 4,178,220	$ 2,789,793	$ 1,624,949	$ 5,370,740	$ 3,351,162	$ 1,944,896
Net Income Per Common Share (Basic)	$ 0.41	$ 0.54	$ 0.46	$ 0.41	$ 0.38	$ 0.31	$ 0.26	$ 0.19	$ 1.42	$ 0.95	$ 0.55	$ 1.82	$ 1.14	$ 0.66
Net Income Per Common Share (Diluted)	$ 0.40	$ 0.52	$ 0.44	$ 0.39	$ 0.36	$ 0.30	$ 0.26	$ 0.20	$ 1.36	$ 0.93	$ 0.55	$ 1.75	$ 1.12	$ 0.66
Cash Dividend Per Share On Common Stock									$ 0.24	$ 0.24	$ 0.24	$ 0.32	$ 0.32	$ 0.32